Trade Receivables and Contract Assets - Summary of Trade Receivables Breakdown by Geographical Area (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 309,772	€ 302,655
EMEA
Trade Receivables And Contract Assets [Line Items]
Trade receivables	159,156	147,675
APAC
Trade Receivables And Contract Assets [Line Items]
Trade receivables	35,828	43,989
North America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	101,615	101,416
South America
Trade Receivables And Contract Assets [Line Items]
Trade receivables	€ 13,173	€ 9,575